ACCOUNTING PRINCIPLES - Situation in Ukraine and collateral consequences (Details) tonne in Millions, shipment in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023 km	Dec. 31, 2025 USD ($) shipment tonne	Dec. 31, 2024 USD ($) shipment tonne	Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment		$ 41,041	$ 33,311
Revenue from contracts with customers		61,352	62,441	$ 68,275
Assets held for sale		$ 37	$ 0
Ukraine
Disclosure of changes in accounting estimates [line items]
Steel plant capacity (in tonnes) | tonne		1.7	1.6
Mines iron ore capacity (in tonnes) | tonne		7.6	7.8
Property, plant and equipment		$ 700
Steel shipment recorded | shipment		1.5	1.5
Revenue from contracts with customers		$ 572	$ 557	$ 508
Revenue from contracts with customers located in Ukraine		$ 500	500
Number of kilometers pipeline constructed | km	5
Mining operations capacity (percentage)		73.00%
Steel operations capacity (percentage)		35.00%
Assets held for sale		$ 0
Ukraine | Kryvyi Rih Steel Plant
Disclosure of changes in accounting estimates [line items]
Revenue from contracts with customers		$ 1,700	$ 1,600